Assets and Liabilities Held for Sale and Discontinued Operations - Assets Held For Sale (Details) - CAD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2022	Mar. 15, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			$ 15,918	$ 6,194
Transfer in from PPE			68,707	14,919
Addition				1,199
FX				(101)
Proceeds from disposal			(19,561)	(5,654)
Loss on disposal			(3,569)	(639)
Balance			61,495	15,918
Liabilities held for sale			5,988	0
Colombia Property
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			1,925	0
Transfer in from PPE			0	1,925
Addition				0
FX				0
Proceeds from disposal			0	0
Loss on disposal			0	0
Balance			1,925	1,925
Restructuring Facilities
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			13,993	0
Transfer in from PPE			(355)	12,994
Addition				1,199
FX				0
Proceeds from disposal			(11,440)	(200)
Loss on disposal			(2,198)	0
Balance			0	13,993
Uruguay Properties
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	2,021
Transfer in from PPE			669	0
Addition				0
FX				(101)
Proceeds from disposal			(602)	(1,448)
Loss on disposal			(67)	(472)
Balance			0	0
Jamaica
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	4,173
Transfer in from PPE			0	0
Addition				0
FX				0
Proceeds from disposal			0	(4,006)
Loss on disposal			0	(167)
Balance			0	0
Nordic Sky
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	0
Transfer in from PPE			8,823	0
Addition				0
FX				0
Proceeds from disposal		$ (7,500)	(7,519)	0
Loss on disposal		$ (1,300)	(1,304)	0
Balance			0	0
Aurora Sun
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	0
Transfer in from PPE			34,404	0
Addition				0
FX				0
Proceeds from disposal			0	0
Loss on disposal			0	0
Balance			34,404	0
Accounts payable and accrued liabilities			11
Provisions			2,000
Liabilities held for sale			2,011
Valley
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	0
Transfer in from PPE			5,850	0
Addition				0
FX				0
Proceeds from disposal	$ (5,900)		0	0
Loss on disposal			0	0
Balance			5,850	0
Polaris
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	0
Transfer in from PPE			18,678	0
Addition				0
FX				0
Proceeds from disposal			0	0
Loss on disposal			0	0
Balance			18,678	0
Lease liability			3,977
Liabilities held for sale			3,977
Whistler Alpha Lake
Disclosure Of Non-current Assets Held For Sale [Line Items]
Balance			0	0
Transfer in from PPE			638	0
Addition				0
FX				0
Proceeds from disposal			0	0
Loss on disposal			0	0
Balance			$ 638	$ 0